Expenses for shipping activities and other expenses from operating activities (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of voyage expenses and commissions
Voyage expenses and commissions

(in thousands of USD)	2021	2020	2019
Commissions paid	(8,014)	(12,748)	(10,130)
Bunkers	(84,614)	(98,761)	(101,947)
Other voyage related expenses	(26,180)	(13,921)	(32,604)
Total voyage expenses and commissions	(118,808)	(125,430)	(144,681)

Schedule of vessel operating expenses
Vessel operating expenses

(in thousands of USD)	2021	2020 (revised)*	2019 (revised)*
Operating expenses	(204,702)	(204,433)	(203,448)
Insurance	(16,004)	(13,957)	(15,056)
Total vessel operating expenses	(220,706)	(218,390)	(218,504)
* To improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost & revenue elements without impact on the profit (loss) for the period. Please refer to Note 1.6 for further details.

Schedule of charter hire expenses	Charter hire expenses

(in thousands of USD)	2021	2020	2019
Charter hire	(8,473)	(7,954)	(604)
Bareboat hire	(1,277)	—	—
Total charter hire expenses	(9,750)	(7,954)	(604)

Schedule of general and administrative expenses
General and administrative expenses

(in thousands of USD)	2021	2020 (revised)*	2019 (revised)*
Wages and salaries	(7,566)	(10,641)	(16,706)
Social security costs	(1,295)	(1,360)	(1,546)
Provision for employee benefits (Note 17)	687	(545)	(134)
Cash-settled share-based payments (Note 23)	(548)	1,338	(2,455)
Equity-settled share-based payments (Note 23)	(761)	(140)	—
Other employee benefits	(1,000)	(1,272)	(1,615)
Employee benefits	(10,482)	(12,620)	(22,456)
Administrative expenses	(18,355)	(21,652)	(19,177)
Tonnage Tax	(3,346)	(3,459)	(1,313)
Claims	(452)	10	(17)
Provisions	227	388	448
Total general and administrative expenses	(32,408)	(37,333)	(42,515)

Average number of full time equivalents (shore staff)	189.05	185.66	184.90
* To improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost & revenue elements without impact on the profit (loss) for the period. Please refer to Note 1.6 for further details.